LOANS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
LOANS [Text Block]

12. Loans

In August 2022, the Company received a loan from Equity Banque Commerciale du Congo SA in the amount of $300,000 repayable in six months. The loan is unsecured and bears interest rate of 18% per annum. During the year ended December 31, 2022, interest of $8,899 was accrued on the loan and was capitalized to exploration and evaluation assets.

In May 2020, the Company received a $29,352 (Cdn$40,000) line of credit ("CEBA LOC") with Toronto-Dominion Bank under the Canada Emergency Business Account ("CEBA") program funded by the Government of Canada. The CEBA LOC is non-interest bearing, can be repaid at any time without penalty.

On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2023, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 1, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 31, 2025.

The Company recorded the CEBA LOC upon initial recognition at its fair value of $24,146 (Cdn$32,906) using an effective interest rate of 3.45%. The difference of $5,206 (Cdn$7,094) between the fair value and the total amount of CEBA LOC received has been recorded as a fair value gain on loans advanced in the consolidated statement of loss and comprehensive loss. During the year ended December 31, 2022, interest of $970 (Cdn$1,252) has been accreted on the CEBA LOC and is included within "interest and bank expenses" in the consolidated statement of loss and comprehensive loss (years ended December 31, 2021 and 2020: $985 and $623, respectively).

As at December 31, 2022, the CEBA LOC is valued at $26,759 (Cdn$34,992) (December 31, 2021 - $27,602 (Cdn$34,992)).